Gain on Sale of Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Gain on Conveyances	$ 52.3	$ 34.5
Gain on Conveyances Cash Received	35.8
Deferred Gains On Conveyances	8.1	19.6
Gain (Loss) on Disposition of Property Plant Equipment	$ 52.9	$ 34.5
Gas Stored Base Gas
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			$ 11.1
Predecessor
Property, Plant and Equipment [Line Items]
Gain on Conveyances			7.3
Gain (Loss) on Disposition of Property Plant Equipment			$ 18.6